May 31, 2019

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Wells Fargo Funds Trust
Registration Statement on Form N-14
File Number: 333-74295

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Wells Fargo Funds Trust (the “Trust”). This filing relates to the acquisition of the assets of:

-- Wells Fargo Asia Pacific Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Emerging Markets Equity Income Fund, a series of the Trust (the “Acquiring Fund”);

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of shareholders of Wells Fargo Asia Pacific Fund (the “Target Funds”), at which shareholders of the Target Fund will be asked to vote on the proposed acquisition the Target Fund by the Acquiring Fund. Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

At this time, the Registrant respectfully requests an effective date of July 1, 2019 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 377-7059.

Very truly yours,

/s/ Maureen Towle

Maureen Towle, Esq.
Wells Fargo Legal Department

Enclosures